Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plans [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 8,030	$ 7,805
Service cost	280	265	$ 235
Interest cost	$ 248	$ 219	235
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Labor-related Expenses	Other Labor-related Expenses
Plan amendments	$ 2
Actuarial (gain) loss	(2,250)	$ (4)
Lump sum settlements	(76)	(71)
Acquisitions(divestitures)	578
Benefit payments	(195)	(184)
Benefit obligation at end of measurement period	6,617	8,030	7,805
Change In Fair Value Of Plan Assets
Balance at beginning of period	8,113	7,498
Actual return on plan assets	(1,245)	844
Employer contributions	28	26
Lump sum settlements	(76)	(71)
Benefit payments	(195)	(184)
Acquisitions(divestitures)	750
Balance at end of period	7,375	8,113	7,498
Funded (Unfunded) Status	758	83
Noncurrent benefit asset	1,286	776
Current benefit liability	(25)	(26)
Noncurrent benefit liability	(503)	(667)
Recognized amount	758	83
Net actuarial (loss) gain	(1,326)	(1,989)
Net prior service credit (cost)	12	16
Recognized amount	(1,314)	(1,973)
Postretirement Welfare Plan [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	34	38
Interest cost	$ 1	$ 1	1
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Labor-related Expenses	Other Labor-related Expenses
Participants' contributions	$ 3	$ 4
Actuarial (gain) loss	(6)	(2)
Acquisitions(divestitures)	27
Benefit payments	(8)	(7)
Benefit obligation at end of measurement period	51	34	$ 38
Change In Fair Value Of Plan Assets
Actual return on plan assets	(1)
Employer contributions	5	3
Participants' contributions	4	4
Benefit payments	(8)	(7)
Acquisitions(divestitures)	42
Balance at end of period	42
Funded (Unfunded) Status	(9)	(34)
Noncurrent benefit asset	15
Current benefit liability	(4)	(5)
Noncurrent benefit liability	(20)	(29)
Recognized amount	(9)	(34)
Net actuarial (loss) gain	57	58
Net prior service credit (cost)	5	8
Recognized amount	$ 62	$ 66